ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	$66,058,775	$70,502,399
Accounts receivable, related parties	928,951	5,763,509
	66,987,726	76,265,908
Less: allowance for expected credit losses	(59,124)	(255,199)
Accounts receivable, net	$66,928,602	$76,010,709

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The following table presents the activities in the allowance for expected credit losses:

	As of December 31,
	2024	2025
Balance at beginning of year	$128,312	$59,124
Allowance for expected credit losses	3,007	196,075
Written-off allowance during the year	(71,667)	-
Foreign translation adjustment	(528)	-
Balance at end of year	$59,124	$255,199